Finance income and costs	12 Months Ended
Dec. 31, 2024
Finance Income And Costs [Abstract]
Finance income and costs	Finance income and costs

	2024	2023	2022
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 22)	—	5	71
Fair value movements on Exchangeable Notes (Note 22)	—	—	159
Interest income	217	131	47
Interest income on finance lease receivables	6	—	—
Dividend income	19	—	—
Other financial income	19	11	13
Foreign exchange gains	67	14	131
Total	328	161	421
Finance costs
Fair value movements on derivative liabilities (Note 22)	(33)	(7)	—
Fair value movements on Exchangeable Notes (Note 22)	(239)	(98)	(15)
Interest expense on lease liabilities	(36)	(38)	(41)
Other finance costs	(7)	(11)	(17)
Foreign exchange losses	(37)	(66)	(59)
Total	(352)	(220)	(132)